PROMISSORY NOTE TO RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2025
PROMISSORY NOTE TO RELATED PARTIES
Schedule of Promissory Notes
	As of June 30,
	2025	2024

Promissory Note to related party	$-	$591,170

Schedule of Reconciliation of Promissory Notes Payable
	As of June 30,
	2025	2024

Balance at the beginning of year	$591,170	$487,790
Accretion of liability	84,718	103,380
Converted to Company’s restricted Common Stock	(675,888)	-
Balance at the end of year	$-	$591,170